Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Income Per Common Share

The following table sets forth the computation of basic and diluted net income per common share:

	(Unaudited)		(Unaudited)
	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Net (loss) income to QKL Stores, Inc. for computing basic net income per share	$(1,454,211)	$9,611	$(1,050,941)	$840,212
Undistributed earnings allocated to Series A Convertible Preferred Stock	-	1,416	-	123,805
Net (loss) income attributable to ordinary shareholders for computing basic net (loss) income per ordinary share	$(1,454,211)	$8,195	$(1,050,941)	$716,407

Weighted-average shares of common stock outstanding
Basic	1,522,326	1,312,531	1,516,140	1,309,296
Dilutive shares:
Conversion of series A convertible preferred stock	22,059	230,773	28,043	234,023
Dilutive effect of stock warrants and options	-	-	-	-
Anti-dilutive effect of preferred stock	(22,059)	-	(28,043)	-

Diluted	1,522,326	1,543,304	1,476,735	1,543,319

Basic earnings per share	$(0.955)	$0.006	$(0.693)	$0.547
Diluted earnings per share	$(0.955)	$0.006	$(0.693)	$0.544